Significant Accounting Policies and Practices (Details) - Schedule of amortization over the next five years - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of amortization over the next five years [Abstract]
2023	$ 498,641	$ 407,848
2024	429,030	347,936
2025	325,307	231,624
2026	246,840	219,749
2027	228,499
Thereafter	792,056	732,024
Total	$ 2,520,373	$ 2,432,841